AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 29, 2017.

No. 811-22704

No. 333-180879

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT	[X]
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 69	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 71	[X]

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of Principal Executive Office)

(310) 683-5500

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	With a copy to:
Corporation Service Company	W. John McGuire
2711 Centreville Road	Morgan, Lewis & Bockius LLP
Suite 400	1111 Pennsylvania Avenue, NW
Wilmington, DE 19808	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on December 29, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A for Cambria ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 29, 2017, the effectiveness of:

(1)

Post-Effective Amendment No. 20 (“PEA No. 20”), which was filed with the Commission via EDGAR Accession No. 0001398344-16-011886 on April 12, 2016, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act as it applies to the Cambria Managed Futures Strategy ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF;

(2)

Post-Effective Amendment No. 46 (“PEA No. 46”), which was filed with the Commission via EDGAR Accession No. 0001398344-17-005970 on May 5, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act as it applies to the Cambria Marijuana Industry ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Robotics and AI Industry ETF, and Cambria Global REIT ETF; and

(3)

Post-Effective Amendment No. 48 (“PEA No. 48”), which was filed with the Commission via EDGAR Accession No. 0001398344-17-006410 on May 15, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act as it applies to the ReSolve Global Adaptive Asset Allocation ETF.

Since no other changes are intended to be made to PEA No. 20, PEA No. 46 and PEA No. 48 by means of this filing, Parts A, B and C of PEA No. 20, PEA No. 46 and PEA No. 48, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Cambria Managed Futures Strategy ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF is incorporated herein by reference to Part A of PEA No. 20.

The Prospectus for the Cambria Marijuana Industry ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Robotics and AI Industry ETF, and Cambria Global REIT ETF is incorporated herein by reference to Part A of PEA No. 46.

The Prospectus for the ReSolve Global Adaptive Asset Allocation ETF is incorporated herein by reference to Part A of PEA No. 48.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Cambria Managed Futures Strategy ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF is incorporated herein by reference to Part B of PEA No. 20.

The Statement of Additional Information for the Cambria Marijuana Industry ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Robotics and AI Industry ETF, and Cambria Global REIT ETF is incorporated herein by reference to Part B of PEA No. 46.

The Statement of Additional Information for the ReSolve Global Adaptive Asset Allocation ETF is incorporated herein by reference to Part B of PEA No. 48.

PART C – OTHER INFORMATION

The Part C for the Cambria Managed Futures Strategy ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF is incorporated herein by reference to Part C of PEA No. 20.

The Part C for the Cambria Marijuana Industry ETF, Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Robotics and AI Industry ETF, and Cambria Global REIT ETF is incorporated herein by reference to Part C of PEA No. 46.

The Part C for the ReSolve Global Adaptive Asset Allocation ETF is incorporated herein by reference to Part C of PEA No. 48.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 69 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 29th day of November 2017.

CAMBRIA ETF TRUST

By:	/s/ Eric W. Richardson
Eric W. Richardson
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Eric Kleinschmidt	Principal Financial Officer (Principal Accounting Officer)	November 29, 2017
Eric Kleinschmidt*

/s/ Eric W. Richardson	President and Trustee	November 29, 2017
Eric W. Richardson

/s/ Eric Leake	Trustee	November 29, 2017
Eric Leake*

/s/ Dennis G. Schmal	Trustee	November 29, 2017
Dennis G. Schmal*

*/s/ Eric W. Richardson

Eric W. Richardson

Attorney-in-Fact

Pursuant to Power of Attorney